UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                  [H G K LOGO]

                                EQUITY VALUE FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                             AS OF OCTOBER 31, 2007

                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

HGK EQUITY VALUE FUND                            THE ADVISORS' INNER CIRCLE FUND

October 31, 2007

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Manager's Discussion and Analysis of Fund Performance ......................   2
Schedule of Investments ....................................................   5
Statement of Assets and Liabilities ........................................   7
Statement of Operations ....................................................   8
Statement of Changes in Net Assets .........................................   9
Financial Highlights .......................................................  10
Notes to Financial Statements ..............................................  11
Report of Independent Registered Public Accounting Firm ....................  15
Disclosure of Fund Expenses ................................................  16
Trustees and Officers of The Advisors' Inner Circle Fund ...................  17
Approval of Investment Advisory Agreement ..................................  21
Notice to Shareholders .....................................................  23

--------------------------------------------------------------------------------

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

PERFORMANCE SUMMARY

For the six-months ended October 31, 2007, the HGK Equity Value Fund (the "Fund") returned 3.16%. The Fund's performance benchmark, the Russell 1000 Value Index, posted a return of 0.95% over the same period while the S&P 500 Index returned 5.49%. For the year ended October 31, 2007, the Fund returned 14.88% compared to a 10.83% return for the Russell 1000 Value Index and 14.56% for the S&P 500 Index. Over the past five years, the Fund has substantially outperformed its Large Cap Value peer group, placing 34th out of 356 mutual funds ranked by Lipper, Inc. The top decile performance over the five years was 17.44% which outpaced the benchmark Russell 1000 Value Index at 16.39%.

REVIEW AND OUTLOOK

Although the year-to-date has been positive for the equity markets, it has hardly been quiet. Concerns over subprime mortgages have hurt credit markets and potentially threatened the health of the economy. Investors in fixed income markets exited riskier investments as spreads widened and borrowing became more difficult for individuals and corporations. Spreads widened at such an alarming rate that the Federal Reserve (the "Fed") reduced the Discount Rate twice and eventually reduced the Federal funds rate by 50 basis points during the quarter. The equity market has responded favorably to these actions and credit markets have returned to some degree of normalcy. The critical issues going forward are whether there will be further credit related dislocations that roil the global financial system and how economic fundamentals will respond to such credit disruptions.

There is a risk that an ongoing tightening of lending standards concurrent with a repricing of risk across asset classes could turn into a full-blown credit crunch threatening financial systems and economies around the world. Innovative structured products have dispersed risk more broadly across the financial system but have also emboldened investors to increase leverage. However, as investors begin to appreciate the dangers of aggressive investing tactics, we expect market wide reductions in risky positions leading to a steeper yield curve and an increase in volatility.

While recent actions by the Fed have quelled financial markets in the near term, they also imply that the Fed is concerned about the underlying fundamentals of the economy. Prior to this summer's credit disruption there were already expectations for decelerating corporate earnings growth stemming from concerns over soaring energy costs and rising wage pressure. These headwinds coupled with falling home prices, adjustable mortgage resets, and an oversupply of homes seem poised to finally weaken what has been very resilient consumer spending. On the bright side, the pronounced weakness in the U.S. Dollar is supporting export growth which should help increase revenue for many multinational U.S. corporations.

Given the current macroeconomic environment we remain cautiously optimistic about equity markets. Our current investment strategy is defensive in nature, focusing on ultra-large cap companies with significant international exposure. Additionally, we are concentrating on those sectors, industries, and companies which we expect to demonstrate above average revenue and earnings growth regardless of economic conditions. We are very bullish on the Health Care sector which is both attractively valued and positioned to post strong growth benefiting from demographic trends. The Energy sector still boasts solid fundamentals and near term earnings growth although a global economic slowdown could cause a partial retracement in oil prices. While we continue to overweight the sector, we have increased our exposure to Drillers and Oil Service companies to take advantage of the hefty cash positions of Integrated Oil companies while reducing our overall weighting to the sector. Financial Services still represent our largest area of underweighting as secular trends towards increasing regulation, rising interest rates and inflation, and increasing charge-offs and reserves will translate into sub par earnings growth. However, the sharp recent underperformance of this sector coupled with an accommodative Fed policy indicates the potential for a rally in this sector and as such we have begun to increase our exposure. In summary, our position is to be diversified in industry leading companies through what we envision will be a choppy market between now and year end.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH NOR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX(R) IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS INTENDED TO BE A REPRESENTATIVE SAMPLE OF LEADING COMPANIES OF LEADING INDUSTRIES WITHIN THE U.S. ECONOMY.

  COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HGK EQUITY
     VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE S&P 500 INDEX.

              --------------------------------------------
                            Total Return(1)
              --------------------------------------------
                        Annualized  Annualized  Annualized
              One-Year    3 Year      5 Year    Inception
               Return     Return      Return    to Date(2)
              --------------------------------------------
Without Load   14.88%     15.42%      17.44%       5.94%
              --------------------------------------------
With Load(5)    8.56%     13.28%      16.10%       5.23%
              --------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              HGK Equity Value      Russell 1000
                   Fund             Value Index(3)   S&P 500 Index(4)
6/9/99(2)        $ 9,450              $10,000            $10,000
 10/99             8,840                9,745             10,385
 10/00             9,175               10,282             11,017
 10/01             8,471                9,063              8,274
 10/02             6,864                8,155              7,024
 10/03             8,819               10,021              8,485
 10/04             9,972               11,569              9,284
 10/05            11,157               12,941             10,093
 10/06            13,347               15,718             11,743
 10/07            15,334               17,420             13,452

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

(2)   The HGK Equity Value Fund commenced operations on June 9, 1999.

(3) The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

(4) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

(5)   The maximum sales load is 5.50%.

SECTOR WEIGHTINGS (UNAUDITED)+                   THE ADVISORS' INNER CIRCLE FUND

October 31, 2007

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                 19.0%
Health Care                                                                15.1%
Energy                                                                     13.7%
Information Technology                                                     10.1%
Industrials                                                                 9.2%
Consumer Staples                                                            8.5%
Consumer Discretionary                                                      7.0%
Materials                                                                   5.5%
Telecommunication Services                                                  5.1%
Repurchase Agreement                                                        3.7%
Utilities                                                                   3.1%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS

                                                                         Value
HGK EQUITY VALUE FUND                                          Shares    (000)
-------------------------------------------------------------------------------

COMMON STOCK (96.2%)
AEROSPACE & DEFENSE (2.8%)
   General Dynamics                                             5,400   $   491
                                                                        -------
APPAREL MANUFACTURERS (0.6%)
   VF                                                           1,300       113
                                                                        -------
BANKS (7.6%)
   Bank of America                                              9,700       468
   JPMorgan Chase                                               9,700       456
   PNC Financial Services Group                                 6,000       433
                                                                        -------
                                                                          1,357
                                                                        -------
CHEMICALS (1.3%)
   PPG Industries                                               3,000       224
                                                                        -------
COMPUTERS & SERVICES (4.3%)
   Fiserv                                                       7,400       410
   International Business
      Machines                                                  3,000       348
                                                                        -------
                                                                            758
                                                                        -------
ELECTRICAL SERVICES (3.1%)
   Dominion Resources                                           2,100       192
   Southern                                                    10,000       367
                                                                        -------
                                                                            559
                                                                        -------
ENTERTAINMENT (1.9%)
   Carnival                                                     7,000       336
                                                                        -------
FINANCIAL SERVICES (4.6%)
   Citigroup                                                    9,300       390
   Morgan Stanley                                               6,400       430
                                                                        -------
                                                                            820
                                                                        -------
FOOD, BEVERAGE & TOBACCO (4.4%)
   Campbell Soup                                               10,500       388
   PepsiCo                                                      5,300       391
                                                                        -------
                                                                            779
                                                                        -------

                                                                         Value
                                                               Shares    (000)
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (2.2%)
   Procter & Gamble                                             5,600   $   389
                                                                        -------
INSURANCE (6.7%)
   Allstate                                                     7,500       393
   American International Group                                 6,300       398
   MetLife                                                      5,900       406
                                                                        -------
                                                                          1,197
                                                                        -------
MACHINERY (4.5%)
   Caterpillar                                                  5,600       418
   Parker Hannifin                                              4,750       382
                                                                        -------
                                                                            800
                                                                        -------
MEDICAL PRODUCTS & SERVICES (7.5%)
   Johnson & Johnson                                            7,000       456
   Laboratory Corp. of America
      Holdings                                                  2,300       158
   St. Jude Medical*                                            9,500       387
   UnitedHealth Group                                           6,700       330
                                                                        -------
                                                                          1,331
                                                                        -------
METALS (3.2%)
   Alcoa                                                        6,600       261
   Freeport-McMoRan Copper
      & Gold                                                    2,700       318
                                                                        -------
                                                                            579
                                                                        -------
OFFICE SERVICES & SUPPLIES (1.9%)
   Pitney Bowes                                                 8,400       336
                                                                        -------
OIL FIELD SERVICES (1.9%)
   Baker Hughes                                                 3,900       338
                                                                        -------
PAPER & PAPER PRODUCTS (1.0%)
   International Paper                                          4,700       174
                                                                        -------
PERSONAL PRODUCTS (1.9%)
   Estee Lauder, Cl A                                           7,700       338
                                                                        -------
PETROLEUM & FUEL PRODUCTS (2.2%)
   GlobalSantaFe                                                4,800       389
                                                                        -------
PETROLEUM REFINING (9.6%)
   Chevron                                                      5,200       476
   ConocoPhillips                                               5,100       433
   Hess                                                         5,500       394
   Marathon Oil                                                 7,000       414
                                                                        -------
                                                                          1,717
                                                                        -------
PHARMACEUTICALS (7.6%)
   Eli Lilly                                                    7,000       379
   Forest Laboratories*                                         4,400       172
   Pfizer                                                      16,000       394
   Wyeth                                                        8,400       408
                                                                        -------
                                                                          1,353
                                                                        -------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (concluded)              THE ADVISORS' INNER CIRCLE FUND

October 31, 2007

                                                          Shares/Face    Value
HGK EQUITY VALUE FUND                                    Amount (000)    (000)
-------------------------------------------------------------------------------
PRINTING & PUBLISHING (1.4%)
   Gannett                                                   5,700      $   242
                                                                        -------
RETAIL (3.2%)
   Home Depot                                                9,100          287
   Kohl's*                                                   5,000          275
                                                                        -------
                                                                            562
                                                                        -------
SEMI-CONDUCTORS/INSTRUMENTS (2.1%)
   Kla-Tencor                                                7,100          374
                                                                        -------
SOFTWARE (1.9%)
   Oracle*                                                  15,200          337
                                                                        -------
TELEPHONES & TELECOMMUNICATIONS (6.8%)
   AT&T                                                     10,600          443
   Motorola                                                 17,000          319
   Verizon Communications                                    9,900          456
                                                                        -------
                                                                          1,218
                                                                        -------
TOTAL COMMON STOCK
   (Cost $14,735)                                                        17,111
                                                                        -------
REPURCHASE AGREEMENT (3.7%)
   Morgan Stanley
      4.500%, dated 10/31/07,
      to be repurchased on 11/01/07,
      repurchase price $660,952
      (collateralized by a
      U.S. Treasury Inflation Index
      Bond, par value $632,707,
      1.875%, 07/15/15; total market
      value $674,097)                                      $   661          661
                                                                        -------
TOTAL REPURCHASE AGREEMENT
   (Cost $661)                                                              661
                                                                        -------
TOTAL INVESTMENTS (99.9%)
   (Cost $15,396)                                                       $17,772
                                                                        =======

PERCENTAGES ARE BASED ON NET ASSETS OF $17,794 (000).

* NON-INCOME PRODUCING SECURITY.

CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)        THE ADVISORS' INNER CIRCLE FUND

October 31, 2007

                                                                        HGK
                                                                   EQUITY VALUE
                                                                       FUND
--------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $15,396) .........................   $     17,772
   Receivable for Investment Securities Sold ...................            156
   Receivable for Capital Shares Sold ..........................             49
   Dividends and Interest Receivable ...........................             18
   Prepaid Expenses ............................................              6
--------------------------------------------------------------------------------
      Total Assets .............................................         18,001
--------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased .................            131
   Payable due to Administrator ................................             11
   Payable due to Distributor ..................................              4
   Chief Compliance Officer Fees Payable .......................              3
   Payable due to Investment Adviser ...........................              3
   Payable due to Trustees .....................................              2
   Payable for Capital Shares Redeemed .........................              1
   Other Accrued Expenses ......................................             52
--------------------------------------------------------------------------------
      Total Liabilities ........................................            207
--------------------------------------------------------------------------------
Net Assets .....................................................   $     17,794
================================================================================
Net Assets Consist of:
   Paid-in Capital .............................................   $     13,234
   Accumulated Net Realized Gain on Investments ................          2,184
   Net Unrealized Appreciation on Investments ..................          2,376
--------------------------------------------------------------------------------
Net Assets .....................................................   $     17,794
================================================================================
Outstanding Shares of Beneficial Interest(1) (unlimited
   authorization -- no par value) ..............................      1,366,584
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share .................   $      13.02
================================================================================
Maximum Offering Price Per Share ($13.02 / 94.50%) .............   $      13.78
================================================================================

(1)   Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND

For the year ended October 31, 2007

                                                                        HGK
                                                                   EQUITY VALUE
                                                                       FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income .............................................   $        327
   Interest Income .............................................             30
--------------------------------------------------------------------------------
      Total Investment Income ..................................            357
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ....................................            150
   Administration Fees .........................................            125
   Distribution Fees ...........................................             42
   Chief Compliance Officer Fees ...............................             11
   Trustees' Fees ..............................................              8
   Transfer Agent Fees .........................................             70
   Professional Fees ...........................................             45
   Printing Fees ...............................................             20
   Registration and Filing Fees ................................             19
   Custodian Fees ..............................................              3
   Insurance and Other Fees ....................................              9
--------------------------------------------------------------------------------
      Total Expenses ...........................................            502
Less:
   Investment Advisory Fees Waived (Note 5) ....................           (150)
   Reimbursement from Investment Adviser (Note 5) ..............            (99)
   Fees Paid Indirectly (Note 4) ...............................             (2)
--------------------------------------------------------------------------------
      Net Expenses .............................................            251
--------------------------------------------------------------------------------
Net Investment Income ..........................................            106
--------------------------------------------------------------------------------
Net Realized Gain on Investments ...............................          2,191
Net Change in Unrealized Appreciation (Depreciation) on
   Investments .................................................            (53)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments ................          2,138
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations ...........   $      2,244
================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND

For the years ended October 31,

                                                                                           HGK
                                                                                      EQUITY VALUE
                                                                                          FUND
                                                                                  --------------------
                                                                                    2007       2006
------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ......................................................   $    106   $    124
   Net Realized Gain on Investments ...........................................      2,191        829
   Net Change in Unrealized Appreciation (Depreciation) on Investments ........        (53)     1,491
------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .......................      2,244      2,444
------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ......................................................       (106)      (125)
   Net Realized Gain ..........................................................       (830)      (745)
------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions ..........................................       (936)      (870)
------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .....................................................................      2,145      2,212
   Reinvestment of Distributions ..............................................        933        869
   Redeemed ...................................................................     (1,807)    (1,340)
------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Share
      Transactions ............................................................      1,271      1,741
------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets ...............................................      2,579      3,315
------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year ..........................................................     15,215     11,900
------------------------------------------------------------------------------------------------------
   End of Year ................................................................   $ 17,794   $ 15,215
======================================================================================================
Undistributed Net Investment Income ...........................................   $     --   $     --
======================================================================================================
Share Transactions:
   Issued .....................................................................        170        197
   Reinvestment of Distributions ..............................................         77         81
   Redeemed ...................................................................       (145)      (118)
------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share
      Transactions ............................................................        102        160
======================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a share outstanding throughout each year

For the years ended October 31,

                           Net
                          Asset                    Realized and                  Dividends    Distributions
                          Value,         Net        Unrealized                    from Net         From            Total
                        Beginning    Investment       Gain on      Total from    Investment      Capital       Dividends and
                         of Year       Income       Investments    Operations      Income         Gains        Distributions
                        ---------    ----------    ------------    ----------    ----------   -------------    -------------
---------------------
HGK EQUITY VALUE FUND
---------------------
2007                     $ 12.03      $ 0.08(1)       $ 1.65         $ 1.73       $ (0.08)       $(0.66)          $(0.74)
2006                       10.77        0.10(1)         1.91           2.01         (0.10)        (0.65)           (0.75)
2005                        9.69        0.07(1)         1.08           1.15         (0.07)           --            (0.07)
2004                        8.64        0.08            1.05           1.13         (0.08)           --            (0.08)
2003                        6.80        0.08            1.84           1.92         (0.08)           --            (0.08)

                                                                           Ratio of Expenses
                                                                               to Average           Ratio
                           Net                    Net                          Net Assets          of Net
                          Asset                 Assets,       Ratio       (Excluding Waivers,    Investment
                         Value,                   End      of Expenses      Reimbursements,        Income      Portfolio
                           End       Total      of Year     to Average       and Fees Paid       to Average    Turnover
                         of Year    Return+      (000)      Net Assets        Indirectly)        Net Assets       Rate
                        --------    -------    --------    -----------    -------------------    ----------    ---------
---------------------
HGK EQUITY VALUE FUND
---------------------
2007                     $ 13.02     14.88%    $ 17,794      1.51%(2)           3.01%              0.63%          66%
2006                       12.03     19.63       15,215      1.51 (2)           3.43               0.89           60
2005                       10.77     11.89       11,900      1.50               3.45               0.69           67
2004                        9.69     13.07       10,924      1.50               3.07               0.81           45
2003                        8.64     28.48        7,122      1.50               4.21               1.10           30

+ Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect, if they had not been in effect, performance would have been lower.

(1)   Per share data calculated using average shares method.

(2) The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratio would have been 1.50%.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND

October 31, 2007

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The investment objective of the Fund is long-term appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S companies with market capitalizations of more than $5 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no securities valued in accordance with the Fair Value Procedures.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND

October 31, 2007

      default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

      NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of the Fund is equal to the net asset value per share plus the maximum sales load of 5.50%.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.    ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual fee of $125,000, plus $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

During the year ended October 31, 2007, the Fund earned cash management credits of $1,608 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the year ended October 31, 2007, were as follows (000):

Purchases                                                                $10,840
Sales                                                                     10,556

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND

October 31, 2007

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital as appropriate in the period that the differences arise. There were no permanent differences for the year ended October 31, 2007.

The tax character of dividends and distributions paid during the years ended October 31, 2007 and 2006 was as follows (000):

                                                               LONG-TERM
                                                    ORDINARY    CAPITAL
                                                     INCOME       GAIN     TOTAL
                                                    --------   ---------   -----
2007                                                  $385       $551       $936
2006                                                   197        673        870

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income                                         $    517
Undistributed Long-Term Capital Gain                                     1,685
Unrealized Appreciation                                                  2,364
Other Temporary Differences                                                 (6)
                                                                      --------
Total Distributable Earnings                                          $  4,560
                                                                      ========

At October 31, 2007, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2007, were as follows (000):

Federal Tax Cost                                                      $ 15,408
                                                                      ========
Aggregate gross unrealized appreciation                               $  2,919
Aggregate gross unrealized depreciation                                   (555)
                                                                      --------
Net unrealized appreciation                                           $  2,364
                                                                      ========

8.    OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.    ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Fund does not anticipate a material impact to the financial statements.

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND

October 31, 2007

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
HGK Equity Value Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the HGK Equity Value Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the HGK Equity Value Fund of The Advisors' Inner Circle Fund at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007

DISCLOSURE OF FUND EXPENSES                      THE ADVISORS' INNER CIRCLE FUND

October 31, 2007                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                             BEGINNING     ENDING                 EXPENSES
                                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                               VALUE       VALUE      EXPENSE      DURING
                                              05/01/07    10/31/07     RATIOS     PERIOD*
------------------------------------------------------------------------------------------
HGK EQUITY VALUE FUND
------------------------------------------------------------------------------------------
   Actual Fund Return                        $1,000.00   $1,031.60      1.50%      $7.68
   Hypothetical 5% Return                     1,000.00    1,017.64      1.50        7.63

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-342-5445. The following chart lists Trustees and Officers as of November 15, 2007.

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                 TERM OF                                             IN THE ADVISORS'
    NAME,       POSITION(S)    OFFICE AND                                           INNER CIRCLE FUND
  ADDRESS,       HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S)              OVERSEEN BY           OTHER DIRECTORSHIPS
   AGE 1         THE TRUST    TIME SERVED 2        DURING PAST 5 YEARS                BOARD MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.       Chairman      (Since 1991)    SEI employee 1974-present.                   36           Trustee of The Advisors'
NESHER         of the Board                   Currently performs various services                       Inner Circle Fund II,
61 yrs. old    of Trustees                    on behalf of SEI Investments for                          Bishop Street Funds, SEI
                                              which Mr. Nesher is compensated.                          Asset Allocation Trust, SEI
                                              Executive Vice President of SEI                           Daily Income Trust, SEI
                                              Investments, 1986-1994. Director                          Index Funds, SEI
                                              and Executive Vice President of the                       Institutional International
                                              Administrator and the Distributor,                        Trust, SEI Institutional
                                              1981-1994.                                                Investments Trust, SEI
                                                                                                        Institutional Managed
                                                                                                        Trust, SEI Liquid Asset
                                                                                                        Trust, SEI Tax Exempt
                                                                                                        Trust, SEI Opportunity
                                                                                                        Master Fund, L.P., SEI
                                                                                                        Opportunity Fund, L.P., SEI
                                                                                                        Global Master Fund, PLC,
                                                                                                        SEI Global Assets Fund,
                                                                                                        PLC, SEI Global Investments
                                                                                                        Fund, PLC, SEI Investments
                                                                                                        Global, Limited, SEI
                                                                                                        Investments- Global Fund
                                                                                                        Services, Limited, SEI
                                                                                                        Investments (Europe) Ltd.,
                                                                                                        SEI Investments-Unit Trust
                                                                                                        Management (UK) Limited,
                                                                                                        and SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------

WILLIAM M.       Trustee       (Since 1992)   Self-employed consultant since               36           Director of SEI Investments
DORAN                                         2003. Partner, Morgan, Lewis &                            Company and SEI Investments
1701 Market Street                            Bockius LLP (law firm) from                               Distribution Co., SEI
Philadelphia, PA 19103                        1976-2003, counsel to the Trust,                          Investments-Global Fund
67 yrs. old                                   SEI Investments, the Administrator                        Services, Limited, SEI
                                              and the Distributor. Director of                          Investments (Europe),
                                              SEI Investments since 1974;                               Limited, SEI Investments
                                              Secretary of SEI Investments since                        (Asia) Limited, SEI Asset
                                              1978.                                                     Korea Co., Ltd., Trustee of
                                                                                                        The Advisors' Inner Circle
                                                                                                        Fund II, SEI Investments,
                                                                                                        SEI Asset Allocation Trust,
                                                                                                        SEI Daily Income Trust, SEI
                                                                                                        Index Funds, SEI
                                                                                                        Institutional International
                                                                                                        Trust, SEI Institutional
                                                                                                        Investments Trust, SEI
                                                                                                        Institutional Managed
                                                                                                        Trust, SEI Liquid Asset
                                                                                                        Trust and SEI Tax Exempt
                                                                                                        Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                 TERM OF                                            IN THE ADVISORS'
    NAME,       POSITION(S)    OFFICE AND                                           INNER CIRCLE FUND
  ADDRESS,       HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S)              OVERSEEN BY           OTHER DIRECTORSHIPS
   AGE 1         THE TRUST    TIME SERVED 2        DURING PAST 5 YEARS                BOARD MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M.           Trustee     (Since 1994)   Attorney, Solo Practitioner since            36           Trustee of The Advisors'
STOREY                                        1994. Partner, Dechert, September                         Inner Circle Fund II,
76 yrs. old                                   1987-December 1993.                                       Bishop Street Funds SEI
                                                                                                        Asset Allocation Trust, SEI
                                                                                                        Daily Income Trust, SEI
                                                                                                        Index Funds, SEI
                                                                                                        Institutional International
                                                                                                        Trust, SEI Institutional
                                                                                                        Investments Trust, SEI
                                                                                                        Institutional Managed
                                                                                                        Trust, SEI Liquid Asset
                                                                                                        Trust, SEI Tax Exempt Trust
                                                                                                        and U.S. Charitable Gift
                                                                                                        Trust.
------------------------------------------------------------------------------------------------------------------------------------

GEORGE J.          Trustee     (Since 1999)   Chief Executive Officer, Newfound            36           Trustee, State Street
SULLIVAN, JR.                                 Consultants, Inc. since April 1997.                       Navigator Securities
65 yrs. old                                   General Partner, Teton Partners,                          Lending Trust, since 1995.
                                              L.P., June 1991-December 1996;                            Trustee of The Fulcrum
                                              Chief Financial Officer, Nobel                            Trust. Trustee of The
                                              Partners, L.P., March 1991-December                       Advisors' Inner Circle Fund
                                              1996; Treasurer and Clerk, Peak                           II, Bishop Street Funds,
                                              Asset Management, Inc., since 1991.                       SEI Asset Allocation Trust,
                                                                                                        SEI Daily Income Trust, SEI
                                                                                                        Index Funds, SEI
                                                                                                        Institutional International
                                                                                                        Trust, SEI Institutional
                                                                                                        Investments Trust, SEI
                                                                                                        Institutional Managed
                                                                                                        Trust, SEI Liquid Asset
                                                                                                        Trust, SEI Tax Exempt
                                                                                                        Trust, SEI Opportunity
                                                                                                        Master Fund, L.P., and SEI
                                                                                                        Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                 TERM OF                                            IN THE ADVISORS'
    NAME,       POSITION(S)    OFFICE AND                                           INNER CIRCLE FUND       OTHER DIRECTORSHIPS
  ADDRESS,       HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD           HELD BY BOARD
   AGE 1         THE TRUST    TIME SERVED 2        DURING PAST 5 YEARS               MEMBER/OFFICER           MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)

BETTY L.           Trustee     (Since 2005)   Self-Employed Legal and Financial            36           Trustee of The Advisors'
KRIKORIAN                                     Services Consultant since 2003.                           Inner Circle Fund II and
64 yrs. old                                   In-house Counsel, State Street                            Bishop Street Funds.
                                              Bank Global Securities and Cash
                                              Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------

CHARLES E.         Trustee     (Since 2005)   Self-Employed Business Consultant,           36           Director, Crown Pacific,
CARLBOM                                       Business Project Inc. since 1997.                         Inc. and Trustee of The
73 yrs. old                                   CEO and President, United                                 Advisors' Inner Circle Fund
                                              Grocers Inc. from 1997 to 2000.                           II and Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------

MITCHELL A.        Trustee     (Since 2005)   Retired.                                     36           Director, Federal
JOHNSON                                                                                                 Agricultural Mortgage
65 yrs. old                                                                                             Corporation. Trustee of The
                                                                                                        Advisors' Inner Circle Fund
                                                                                                        II and Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

JAMES F.         President     (Since 2003)   Senior Operations Officer, SEI               N/A                       N/A
VOLK, CPA                                     Investments, Fund Accounting and
45 yrs. old                                   Administration (1996-present);
                                              Assistant Chief Accountant for
                                              the U.S. Securities and Exchange
                                              Commission (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL          Controller    (Since 2005)   Director, SEI Investments, Fund              N/A                       N/A
LAWSON           and Chief                    Accounting since July 2005.
47 yrs. old      Financial                    Manager, SEI Investments AVP
                  Officer                     from April 1995 to February 1998
                                              and November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------

RUSSELL            Chief       (Since 2006)   Director of Investment Product               N/A                       N/A
EMERY            Compliance                   Management and Development at SEI
44 yrs. old       Officer                     Investments since February 2003.
                                              Senior Investments Analyst, Equity
                                              team at SEI Investments from March
                                              2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------

CAROLYN F.         Vice        (Since 2007)   Corporate Counsel of SEI since               N/A                       N/A
MEAD             President                    2007; Associate, Stradley, Ronon,
50 yrs. old        and                        Stevens & Young 2004-2007; Counsel,
                 Secretary                    ING Variable Annuities, 1999-2002.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                 TERM OF                                            IN THE ADVISORS'
    NAME,       POSITION(S)    OFFICE AND                                           INNER CIRCLE FUND
  ADDRESS,       HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S)              OVERSEEN BY         OTHER DIRECTORSHIPS
   AGE 1         THE TRUST     TIME SERVED         DURING PAST 5 YEARS                   OFFICER             HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES              Vice        (Since 2004)   Employed by SEI Investments Company          N/A                       N/A
NDIAYE           President                    since 2004. Vice President,
39 yrs. old        and                        Deutsche Asset Management from
                 Secretary                    2003-2004. Associate, Morgan, Lewis
                                              & Bockius LLP from 2000-2003.
                                              Counsel, Assistant Vice President,
                                              ING Variable Annuities Group from
                                              1999-2000.
------------------------------------------------------------------------------------------------------------------------------------

TIMOTHY D.         Vice        (Since 2000)   General Counsel, Vice President and          N/A                       N/A
BARTO            President                    Secretary of SEI Investments Global
39 yrs. old         and                       Funds Services since 1999;
                 Assistant                    Associate, Dechert (law firm) from
                 Secretary                    1997-1999; Associate, Richter,
                                              Miller & Finn (law firm) from
                                              1994-1997.
------------------------------------------------------------------------------------------------------------------------------------

SOFIA            Assistant     (Since 2006)   Vice President and Assistant                 N/A                       N/A
ROSALA             Vice                       Secretary of SEI Investments
33 yrs. old      President                    Management Corp. and SEI Global
                   and                        Funds Services since 2005.
                 Assistant                    Compliance Officer of SEI
                 Secretary                    Investments from 2001-2004. Account
                                              and Product Consultant SEI Private
                                              Trust Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------

JOSEPH M.          Vice        (Since 2007)   Corporate Counsel of SEI since               N/A                       N/A
GALLO            President                    2007; Associate Counsel, ICMA
34 yrs. old        and                        Retirement Corporation 2004-2007;
                 Assistant                    Federal Investigator, U.S.
                 Secretary                    Department of Labor 2002-2004; U.S.
                                              Securities and Exchange
                                              Commission-Division of Investment
                                              Management, 2003.
------------------------------------------------------------------------------------------------------------------------------------

NICOLE          AML Officer    (Since 2005)   Assistant Vice President and AML             N/A                       N/A
WELCH                                         Compliance Officer of SEI
29 yrs. old                                   Investments since January 2005.
                                              Compliance Analyst at TD Waterhouse
                                              from January 2004 to November 2004.
                                              Senior Compliance Analyst at UBS
                                              Financial Services from October
                                              2002 to January 2004. Knowledge
                                              Management Analyst at
                                              PricewaterhouseCoopers Consulting
                                              from September 2000 to October
                                              2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT        THE ADVISORS' INNER CIRCLE FUND

October 31, 2007                                                     (Unaudited)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser's history and business strategy. The Adviser's representatives then reviewed the Adviser's professional personnel, infrastructure and technology and best execution practices. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT        THE ADVISORS' INNER CIRCLE FUND
(concluded)

 October 31, 2007                                                     Unaudited)

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last approved, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, focusing on investment approach and general economic factors. Based on this information, the Board concluded that the Fund continued to outperform its benchmark over various periods of time and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the Fund's advisory fee, after waivers, was substantially lower than that of the majority of funds in its peer group and was the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                             NOTICE TO SHAREHOLDERS
                                       OF
                            THE HGK EQUITY VALUE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Fund is designating the following items with regard to distributions paid during the year.

 LONG TERM         ORDINARY                                     QUALIFYING   QUALIFYING      QUALIFYING
CAPITAL GAIN        INCOME          TOTAL         QUALIFYING     DIVIDEND     INTEREST       SHORT-TERM
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS (1)   INCOME (2)   INCOME (3)   CAPITAL GAIN (4)
-------------   -------------   -------------   -------------   ----------   ----------   ----------------
59.17%              40.83%         100.00%          66.36%        69.61%        9.07%          100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTOR.

      THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2007. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2007 FORM 1099-DIV.

                                     NOTES

                                     NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
HGK Equity Value Fund

ADVISER:
HGK Asset Management, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

For information call: 1-877-DIAL-HGK

HGK-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.